LEASING - Maturity Analysis (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments
Total undiscounted lease liabilities as of December 31	$ 12.0	$ 10.3	$ 7.6
Lease liabilities included under “Borrowings” as of December 31	157.5	456.6	521.6
Borrowings
Disclosure of maturity analysis of operating lease payments
Lease liabilities included under “Borrowings” as of December 31	10.7	8.6	6.6
Non-current	7.7	6.4	4.1
Current	3.0	2.2	2.5
Less than one year
Disclosure of maturity analysis of operating lease payments
Total undiscounted lease liabilities as of December 31	3.6	3.1	2.9
One to five years
Disclosure of maturity analysis of operating lease payments
Total undiscounted lease liabilities as of December 31	$ 8.4	$ 7.2	$ 4.7